Retirement Plans and Postretirement Costs (Details 6) - USD ($) $ in Thousands	Jul. 03, 2016	Jun. 28, 2015
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	$ 104,460	$ 105,472
Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	44,702	42,255
Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	59,758	63,166
Level 3
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets		51
Equity investments | Small Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	1,714
Equity investments | Mid Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	12,341	10,766
Equity investments | Large Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	18,678	17,965
Equity investments | International
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	7,132	8,483
Equity investments | Level 1 | Small Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	1,714
Equity investments | Level 1 | Mid Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	12,341	10,766
Equity investments | Level 1 | Large Cap
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	18,678	17,965
Equity investments | Level 1 | International
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	7,132	8,483
Fixed Income Funds
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	27,889	26,966
Fixed Income Funds | Level 1
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	4,837	5,041
Fixed Income Funds | Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	23,052	21,925
Hedge Funds
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets		51
Hedge Funds | Level 3
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets		51
Cash and Cash Equivalents
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	36,706	41,241
Cash and Cash Equivalents | Level 2
Summary, by asset category, of the fair value of pension plan assets
Fair value of pension plan assets	$ 36,706	$ 41,241